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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07339


                          Pioneer Small Company Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  July 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                Pioneer Small Company Fund
                Schedule of Investments 7/31/04 (unaudited)
   Shares                                                                                  Value
                Common Stock - 98.9 %
                Energy - 6.9 %
                Oil & Gas Drilling - 3.2 %
      15,425    Atwood Oceanics, Inc. *                                          $                596,331
      38,625    Grant Prideco, Inc. *                                                             729,626
     143,650    Key Energy Services, Inc. *                                                     1,447,992
     112,775    Patterson Energy, Inc.                                                          2,055,888
      85,150    Todco  *                                                                        1,343,667
                                                                                 $              6,173,504
                Oil & Gas Equipment And Services - 1.2 %
      38,825    Gulfmark Offshore, Inc. *                                        $                570,728
      60,225    Maverick Tube Corp. *                                                           1,736,889
                                                                                 $              2,307,617
                Oil & Gas Exploration & Production - 2.5 %
     126,750    Forest Oil Corp. *                                               $              3,585,758
      30,675    Spinnaker Exploration Co. *                                                     1,097,245
                                                                                 $              4,683,003
                Total Energy                                                     $             13,164,124
                Materials - 6.9 %
                Commodity Chemicals - 1.1 %
      97,500    Airgas, Inc.                                                     $              2,120,625
                Gold - 0.5 %
     177,150    IAMGOLD Corp. (a)                                                $              1,038,099
                Materials - 1.0 %
      10,100    Mega Blocks *                                                    $                155,069
     116,150    Mega Blocks (144A) *                                                            1,783,297
                                                                                 $              1,938,366
                Metal & Glass Containers - 0.3 %
      15,125    Kennametal, Inc.                                                 $                665,500
                Paper Products - 1.0 %
     127,100    Wausau-Mosinee Paper Corp.                                       $              1,975,134
                Precious Metals & Minerals - 1.4 %
     194,075    Agnico Eagle Mines Ltd. (a)                                      $              2,567,612
                Specialty Chemicals - 0.6 %
     148,700    Wellman, Inc.                                                    $              1,046,848
                Steel - 1.0 %
     164,025    Graftech International Ltd. *                                    $              1,809,196
                Total Materials                                                  $             13,161,380
                Capital Goods - 5.4 %
                Aerospace & Defense - 1.8 %
     141,725    AAR Corp. *                                                      $              1,473,940
      79,600    MTC Technologies, Inc *                                                         1,990,000
                                                                                 $              3,463,940
                Construction & Farm Machinery & Heavy Trucks - 1.6 %
     167,150    Wabtec Corp.                                                     $              3,042,130
                Construction & Engineering - 0.2 %
      25,225    Insituform Technologies, Inc. *                                  $                453,293
                Electrical Components & Equipment - 1.8 %
      42,775    Digital Theater Systems, Inc. *                                  $                990,241
     268,825    Power-One, Inc. *                                                               2,357,595
                                                                                 $              3,347,836
                Total Capital Goods                                              $             10,307,199
                Commercial Services & Supplies - 9.2 %
                Data Processing Services - 1.2 %
     136,175    Gartner Group, Inc. * (a)                                        $              1,708,996
      29,750    Talx Corp.                                                                        658,070
                                                                                 $              2,367,066
                Commercial Printing - 0.9 %
      56,900    John H. Harland Co.                                              $              1,610,839
                Diversified Commercial Services - 5.1 %
      82,945    The Brinks Co.                                                   $              2,683,271
      36,325    Central Parking Corp.                                                             578,655
     123,787    FTI Consulting, Inc. *                                                          2,136,564
      63,550    Regis Corp.                                                                     2,615,718
      98,350    Tetra Tech, Inc. *                                                              1,587,369
                                                                                 $              9,601,577
                Employment Services - 1.4 %
      34,500    Corinthian Colleges, Inc. *  (a)                                 $                645,840
     261,775    The Princeton Review, Inc. *                                                    1,994,726
                                                                                 $              2,640,566
                Environmental Services - 0.6 %
     188,950    Newpark Resources, Inc. *                                        $              1,152,595
                Total Commercial Services & Supplies                             $             17,372,643
                Transportation - 1.4 %
                Trucking - 1.4 %
      50,450    Dollar Thrifty Automotive Group *                                $              1,215,341
      36,925    Forward Air Corp. *                                                             1,466,292
                                                                                 $              2,681,633
                Total Transportation                                             $              2,681,633
                Consumer Durables & Apparel - 4.2 %
                Apparel, Accessories & Luxury Goods - 1.0 %
     260,050    Charming Shoppes, Inc. *                                         $              1,908,767
                Housewares & Specialties - 2.1 %
     136,675    Tupperware Corp.                                                 $              2,346,710
      58,000    Yankee Candle Co. *                                                             1,683,160
                                                                                 $              4,029,870
                Photographic Products - 0.4 %
      80,700    Creo Products *                                                  $                724,686
                Textiles - 0.7 %
     434,775    Unifi, Inc. *                                                    $              1,243,457
                Total Consumer Durables & Apparel                                $              7,906,780
                Hotels, Restaurants & Leisure - 1.8 %
                Hotels, Resorts & Cruise Lines - 0.3 %
     282,400    Jameson Inns, Inc. *                                             $                576,096
                Restaurants - 1.5 %
      39,012    Applebee's International, Inc.                                   $              1,039,280
     106,325    O'Charley's, Inc. *                                                             1,869,194
                                                                                 $              2,908,474
                Total Hotels, Restaurants & Leisure                              $              3,484,570
                Media - 3.1 %
                Movies & Entertainment - 1.9 %
     191,675    Alliance Atlantis Communications, Inc. *                         $              3,636,075
                Publishing - 1.2 %
     113,475    Journal Register Co. *                                           $              2,201,415
                Total Media                                                      $              5,837,490
                Retailing - 4.0 %
                Apparel Retail - 0.4 %
      35,700    Genesco, Inc. *                                                  $                766,122
                Catalog Retail - 0.9 %
     105,475    Insight Enterprises, Inc. *                                      $              1,691,819
                General Merchandise Stores - 1.2 %
      66,575    Tuesday Morning Corp. *                                          $              2,141,052
                Specialty Stores - 1.5 %
      15,000    Guitar Center, Inc. *                                            $                674,250
      64,350    School Specialty, Inc. * (a)                                                    2,214,284
                                                                                 $              2,888,534
                Total Retailing                                                  $              7,487,527
                Food & Drug Retailing - 1.6 %
                Food Distributors - 0.8 %
      37,377    THe J.M. Smucker Co.                                             $              1,562,732
                Food Retail - 0.8 %
      30,275    Fresh Del Monte Produce, Inc. (a)                                $                803,801
      55,475    Wild Oats Markets, Inc. *                                                         698,985
                                                                                 $              1,502,786
                Total Food & Drug Retailing                                      $              3,065,518
                Food, Beverage & Tobacco - 1.7 %
                Agricultural Products - 1.7 %
      73,650    Corn Products International, Inc. *                              $              3,175,783
                Total Food, Beverage & Tobacco                                   $              3,175,783
                Household & Personal Products - 1.9 %
                Household Products - 1.9 %
     134,675    Nu Skin Enterprises, Inc.                                        $              3,677,974
                Total Household & Personal Products                              $              3,677,974
                Health Care Equipment & Services - 10.6 %
                Health Care Distributors - 2.2 %
     106,240    AMN Healthcare Services * (a)                                    $              1,370,496
     110,975    Cross Country Healthcares, Inc.. * (a)                                          1,655,747
      42,175    Chattem, Inc. *                                                                 1,215,062
                                                                                 $              4,241,305
                Health Care Equipment - 1.5 %
      77,450    Haemonetics Corp. *                                              $              2,323,500
      15,000    PolyMedica Corp. *                                                                456,900
                                                                                 $              2,780,400
                Health Care Facilities - 2.4 %
      55,475    Lifepoint Hospitals, Inc. *                                      $              1,853,420
      49,325    Sunrise Senior Living, Inc. *  (a)                                              1,741,173
      20,000    Universal Health Services, Inc. (Class B)                                         910,200
                                                                                 $              4,504,793
                Health Care Services - 3.8 %
     350,550    Hooper Holmes, Inc.                                              $              1,623,047
      25,225    Pediatrix Medical Group, Inc. *                                                 1,595,229
     128,125    Providence Service Corp. *                                                      2,426,688
      75,650    Parexel International Corp. *                                                   1,453,237
                                                                                 $              7,098,201
                Managed Health Care - 0.7 %
     100,750    First Health Group Corp. *                                       $              1,412,515
                Total Health Care Equipment & Services                           $             20,037,214
                Pharmaceuticals & Biotechnology - 1.2 %
                Biotechnology - 0.4 %
      76,150    Cubist Pharmaceuticals, Inc. *                                   $                790,437
                Pharmaceuticals - 0.8 %
      75,450    Adolor Corp. *                                                   $                803,543
     117,700    Alnylam Pharmaceuticals, Inc. * (a)                                               606,155
                                                                                 $              1,409,698
                Total Pharmaceuticals & Biotechnology                            $              2,200,135
                Banks - 7.4 %
                Diversified Banks - 1.8 %
      73,950    Provident Financial Services, Inc.                               $              1,305,218
     121,550    Texas Capital Bancshares, Inc. *                                                2,000,713
                                                                                 $              3,305,931
                Regional Banks - 3.3 %
       8,450    Alliance Bankshares Corp. *                                      $                125,905
      25,175    City National Corp.                                                             1,623,788
      60,125    Sterling Bancshares, Inc.                                                         784,030
      61,406    Virginia Commerce Bancorp, Inc *                                                1,489,096
      56,500    Whitney Holding Corp.                                                           2,308,590
                                                                                 $              6,331,409
                Thrifts & Mortgage Finance - 2.3 %
      75,550    Commercial Federal Corp.                                         $              1,989,232
      49,925    Webster Financial Corp.                                                         2,342,481
                                                                                 $              4,331,713
                Total Banks                                                      $             13,969,053
                Diversified Financials - 7.0 %
                Consumer Finance - 3.4 %
     197,925    Advanta Corp. (Class B)                                          $              4,397,894
     310,000    Rewards Network, Inc. *  (a)                                                    2,108,000
                                                                                 $              6,505,894
                Investment Banking & Brokerage - 1.0 %
     139,300    American Advantage Money Market Select Fund *                    $              1,898,659
                Multi-Sector Holding - 1.6 %
      60,525    Leucadia National Corp.                                          $              3,116,432
                Diversified Financial Services - 1.0 %
      46,800    Gabelli Asset Management, Inc. (a)                               $              1,812,096
                Total Diversified Financials                                     $             13,333,081
                Insurance - 2.4 %
                Property & Casualty Insurance - 2.4 %
      18,650    First American Corp.                                             $                500,939
     161,500    Quanta Capital Holdings  *  (144A)                                              1,623,075
      65,075    Selective Insurance Group, Inc. (a)                                             2,343,351
                                                                                 $              4,467,365
                Total Insurance                                                  $              4,467,365
                Real Estate - 6.4 %
                Real Estate Investment Trusts - 6.4 %
      76,400    Capital Trust, Inc. *                                            $              1,869,508
      24,200    Camden Property Trust                                                           1,089,000
      57,800    Healthcare Realty Trust, Inc.                                                   2,087,736
     151,400    Innkeepers USA Trust                                                            1,588,186
      42,200    Prentiss Properties Trust                                                       1,445,772
     131,175    Provident Senior Living *                                                       1,967,625
      57,500    Shurgard Storage Centers, Inc.                                                  2,127,500
                                                                                 $             12,175,327
                Total Real Estate                                                $             12,175,327
                Software & Services - 6.0 %
                Application Software - 3.9 %
      21,900    Avid Technology, Inc. *                                          $              1,023,606
      84,225    Fair Isaac & Co., Inc.                                                          2,407,151
      47,925    Manhattan Associates, Inc. *                                                    1,244,133
     111,775    Mercury Computer Systems, Inc. *                                                2,661,363
                                                                                 $              7,336,253
                Home Entertainment Software - 0.9 %
     190,150    Plato Learning, Inc. *                                           $              1,667,616
                Internet Software & Services - 0.5 %
      97,650    Lionbridge Technologies, Inc. *                                  $                726,516
      16,950    PEC Solutions, Inc. *                                                             185,094
                                                                                 $                911,610
                IT Consulting & Other Services - 0.2 %
      25,225    ManTech International Corp. *                                    $                360,718
                Systems Software - 0.5 %
     126,100    Borland Software Corp. *                                         $              1,042,847
                Total Software & Services                                        $             11,319,044
                Technology Hardware & Equipment - 3.7 %
                Communications Equipment - 0.8 %
      50,857    Avocent Corp. *                                                  $              1,522,659
                Computer Storage & Peripherals - 0.4 %
      45,150    Applied Films Corp. *                                            $                842,048
                Electronic Equipment & Instruments - 0.7 %
      89,275    Planar Systems, Inc. *                                           $              1,232,888
                Electronic Manufacturing Services - 0.8 %
     142,025    Plexus Corp. *                                                   $              1,592,100
                Technology Distributors - 1.0 %
      50,225    Tech Data Corp. *                                                $              1,881,429
                Total Technology Hardware & Equipment                            $              7,071,124
                Semiconductors - 2.7 %
                Semiconductor Equipment - 1.9 %
      15,125    Cymer, Inc. *                                                    $                433,180
      45,400    DuPont Photomasks, Inc. * (a)                                                     741,836
      80,700    Photronics, Inc. *  (a)                                                         1,167,729
      40,350    Varian Semiconductor Equipment Associates, Inc. *                               1,205,255
                                                                                 $              3,548,000
                Semiconductors - 0.8 %
      74,250    Power Integrations, Inc. *                                       $              1,498,365
                Total Semiconductors                                             $              5,046,365
                Telecommunication Services - 2.5 %
                Integrated Telecommunication Services - 1.9 %
     141,225    Aeroflex, Inc. *                                                 $              1,566,185
     139,200    CT Communications, Inc.                                                         1,991,952
                                                                                 $              3,558,137
                Wireless Telecommunication Services - 0.6 %
     144,250    Boston Communications Group, Inc. *                              $              1,244,878
                Total Telecommunication Services                                 $              4,803,015
                Utilities - 0.9 %
                Gas Utilities - 0.9 %
      42,375    People's Energy Corp.                                            $              1,652,620
                Total Utilities                                                  $              1,652,620
                TOTAL COMMON STOCKS
                (Cost   $159,410,432)                                            $            187,396,964

 Principal
   Amount       TEMPORARY CASH INVESTMENTS - 3.1%
                Repurchase Agreement - 3.1%
  $5,900,000    UBS Warburg, Inc., 1.26%, dated 7/30/04, repurchase price of $5,900,000 plus accrued
                interest on 8/2/04 collateralized by $6,021,000 U.S. Treasury Bil$              5,900,000
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $5,900,000)                                                $              5,900,000

                TOTAL INVESTMENT IN SECURITIES - 102.0%
                (Cost   $165,310,432)                                            $            193,296,964

                OTHER ASSETS AND LIABILITIES - (2.0)%                            $            (3,843,306)

                TOTAL NET ASSETS - 100.0%                                        $            189,453,658

          *     Non-income producing security.

        (a)     At July 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $165,492,099 was as follows:

                Aggregate gross unrealized gain for all investments in which
                there is an excess of value over tax cost                        $      39,079,796

                Aggregate gross unrealized loss for all investments in which
                there is an excess of tax cost over value                              (11,274,931)

                Net unrealized gain                                              $      27,804,865

        (a)     At July 31, 2004, the following securities were out on loan:

                                                                                          Market
   Shares                                  Description                                     Value
      92,740    Agnico Eagle Mines Ltd.                                                         1,226,950
       6,865    Alnylam Pharmaceuticals, Inc. *                                                    35,355
     100,632    AMN Healthcare Services *                                                       1,298,153
      34,107    Corinthian Colleges, Inc. *                                                       638,483
     104,163    Cross Country Healthcares, Inc.. *                                              1,554,112
      19,840    DuPont Photomasks, Inc. *                                                         324,186
      30,000    Fresh Del Monte Produce, Inc.                                                     796,500
      46,340    Gabelli Asset Management, Inc.                                                  1,794,285
     122,116    Gartner Group, Inc. *                                                           1,532,556
     174,258    IAMGOLD Corp.                                                                   1,021,152
      23,700    Photronics, Inc. *                                                                342,939
      28,019    Rewards Network, Inc. *                                                           190,529
      30,000    School Specialty, Inc. *                                                        1,032,300
      11,350    Selective Insurance Group, Inc.                                                   408,714
      49,231    Sunrise Senior Living, Inc. *                                                   1,737,854
                Total                                                            $             13,934,068





ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Company Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 28, 2004

* Print the name and title of each signing officer under his or her signature.